Portfolio of Investments
Columbia Balanced Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	18,025,000	16,337,298
Apidos CLO XI(a),(b)
Series 2012-11A Class BRR
3-month USD LIBOR + 1.700% Floor 1.750% 10/17/2030	2.835%	12,575,000	12,125,368
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	2.285%	5,925,000	5,630,717
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	2.669%	3,450,000	3,333,856
Ascentium Equipment Receivables(a)
Series 2019-2A Class D
11/10/2026	2.850%	6,550,000	6,472,711
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	5,975,000	5,728,566
Series 2019-B Class A
10/15/2026	2.720%	2,352,981	2,300,629
Series 2019-B Class B
10/15/2026	3.150%	8,675,000	8,179,583
Series 2020-REV1 Class A
05/15/2029	2.170%	20,650,000	19,530,320
Series 2020-REV1 Class B
05/15/2029	2.680%	3,350,000	2,952,194
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2018-2A Class A
03/20/2025	4.000%	19,775,000	18,987,900
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	2.919%	22,000,000	21,285,858
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	2.275%	12,000,000	11,757,600
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	2.535%	2,000,000	1,908,846
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	2.585%	21,575,000	20,632,022
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	5,950,000	5,873,501
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	358,587	354,837
Series 2019-B Class A
06/17/2024	2.660%	2,607,020	2,544,740
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	12,989,689	12,960,033
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2019-P2 Class B
10/15/2026	2.830%	6,350,000	5,617,813
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	2,726,871	2,736,432
DLL LLC(a)
Series 2019-MT3 Class A2
01/20/2022	2.130%	10,143,396	10,194,903
Drive Auto Receivables Trust
Series 2019-2 Class C
06/16/2025	3.420%	13,255,000	13,358,887
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	10,900,000	11,125,532
Subordinated Series 2018-5 Class C
01/15/2025	3.990%	7,225,000	7,282,728
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	2.449%	3,000,000	2,965,443
Series 2014-33A Class BR2
3-month USD LIBOR + 1.750% Floor 1.750% 04/15/2029	2.969%	3,450,000	3,404,263
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	2.189%	13,175,000	12,803,821
Columbia Balanced Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	2.769%	6,025,000	5,774,137
Dryden 55 CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	2.239%	8,450,000	8,317,943
DT Auto Owner Trust(a)
Series 2019-1A Class C
11/15/2024	3.610%	5,000,000	5,040,042
Series 2019-3A Class D
04/15/2025	2.960%	10,025,000	9,752,706
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	8,900,000	8,065,388
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class C
03/15/2024	3.300%	7,773,000	7,815,051
Series 2019-4A Class D
09/15/2025	2.580%	8,925,000	8,552,934
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	6,500,000	5,690,639
Ford Credit Auto Owner Trust(a)
Series 2016-2 Class A
12/15/2027	2.030%	10,500,000	10,541,567
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	4,416,505	4,394,096
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	6,125,000	5,550,814
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	9,550,000	8,490,062
Hilton Grand Vacations Trust(a)
Series 2014-AA Class A
11/25/2026	1.770%	282,249	282,246
Series 2018-AA Class A
02/25/2032	3.540%	2,726,959	2,645,804
Series 2019-AA Class A
07/25/2033	2.340%	6,702,328	6,565,106
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	2.585%	25,675,000	25,235,572
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	3.019%	16,325,000	15,815,170
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	2.319%	13,830,000	13,496,434
Marlette Funding Trust(a)
Series 2018-4A Class A
12/15/2028	3.710%	2,038,665	2,050,862
Series 2019-1A Class A
04/16/2029	3.440%	2,090,755	2,069,512
Series 2019-3A Class B
09/17/2029	3.070%	10,780,000	10,097,400
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	4,550,000	4,346,145
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	761,628	750,416
Series 2016-1A Class A
12/20/2033	2.250%	1,287,027	1,267,338
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	2.985%	22,575,000	21,936,489
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	4,169,435	4,143,789
Ocwen Master Advance Receivables Trust(a)
Series 2019-T1 Class AT1
08/15/2050	2.514%	1,725,000	1,720,677
Series 2019-T1 Class DT1
08/15/2050	3.107%	975,000	970,605
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class A
04/15/2025	3.540%	771,128	765,918
Series 2019-2A Class B
09/15/2025	3.690%	6,175,000	6,071,489
Series 2019-3A Class B
07/15/2025	3.590%	6,100,000	5,735,287
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	2.769%	3,000,000	2,916,264
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	8,025,000	7,636,040
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	997,792	991,406

2	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	1,292,726	1,277,944
Series 2018-2A Class A
06/20/2035	3.500%	2,381,173	2,347,985
Series 2018-3A Class A
09/20/2035	3.690%	1,674,565	1,574,325
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	994,304	992,407
SoFi Consumer Loan Program Trust(a)
Series 2019-1 Class B
02/25/2028	3.450%	5,050,000	4,971,632
Upgrade Receivables Trust(a)
Series 2019-2A Class B
10/15/2025	3.510%	3,263,000	3,152,873
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	8,311,670	7,874,059
Voya CLO Ltd.(a),(b)
Series 2017-3A Class A2
3-month USD LIBOR + 1.770% 07/20/2030	2.905%	4,000,000	3,852,160
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	3,721,891	3,560,721
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class C
03/15/2024	3.450%	5,639,000	5,743,841
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	10,700,000	10,389,688
Total Asset-Backed Securities — Non-Agency (Cost $537,653,877)			519,619,384

Commercial Mortgage-Backed Securities - Agency 0.0%

Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	180,178	180,805
Total Commercial Mortgage-Backed Securities - Agency (Cost $183,163)			180,805

Commercial Mortgage-Backed Securities - Non-Agency 4.3%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,747,232	2,909,804
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,203,113	3,376,752
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,334,222	3,493,939
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-SFR2 Class A
10/17/2045	3.732%	2,509,972	2,670,244
Americold 2010 LLC(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	37,411	37,417
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.634%	16,800,000	13,840,394
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.434%	7,370,000	6,363,305
Subordinated, Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.684%	3,975,000	3,358,660
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.434%	14,823,000	13,785,295
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	1.284%	6,667,500	6,475,907
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	2.064%	6,807,229	6,543,486
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.770%	4,422,000	3,816,533
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.070%	3,895,000	3,253,429
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.209%	11,925,000	9,335,100
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.484%	7,876,000	7,196,916

Columbia Balanced Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(c)
Series 2020-CBM Class D
02/10/2037	3.633%	2,925,000	2,533,167
Commercial Mortgage Trust
Series 2013-CR8 Class A5
06/10/2046	3.612%	10,380,000	10,922,767
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	96,696	96,919
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	1.146%	6,709,912	6,590,936
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	6,887,890	6,399,636
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.884%	12,218,700	11,847,295
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	1.084%	2,168,982	2,119,971
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	1.172%	16,274,123	16,054,398
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.282%	21,103,500	20,815,594
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class ASB
08/15/2046	3.761%	3,024,695	3,128,088
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	85,077	86,306
Series 2019-MEAD Class D
11/10/2036	3.177%	7,392,500	6,359,712
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	5,625,000	5,682,836
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	23,884,984	24,588,019
Series 2018-SFR2 Class A
08/17/2035	3.712%	4,305,000	4,402,981
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-SFR3 Class C
09/17/2036	2.721%	4,750,000	4,670,294
Series 2019-SFR3 Class D
09/17/2036	2.871%	7,049,000	6,686,954
Series 2019-SFR4 Class C
10/17/2036	3.036%	17,766,000	17,543,932
Series 2020-SFR1 Class C
04/17/2037	2.183%	2,075,000	1,965,429
Series 2020-SFR1 Class D
04/17/2037	2.383%	4,200,000	3,864,017
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	6,350,000	6,426,889
Progress Residential Trust(a),(d)
Series 2020-SFR2 Class A
06/18/2037	2.078%	2,575,000	2,575,876
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	600,000	600,188
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	775,000	775,239
RETL(a),(b)
Series 2019-RVP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 03/15/2036	1.334%	1,168,952	1,105,577
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	8,550,000	8,719,794
Series 2013-C5 Class A3
03/10/2046	2.920%	604,626	617,711
Series 2013-C5 Class A4
03/10/2046	3.185%	10,651,000	10,963,664
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.274%	3,400,000	2,729,260
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	9,126,310	9,274,695
Series 2013-C15 Class A3
08/15/2046	3.881%	5,501,267	5,727,371
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $305,214,102)			292,332,696

4	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Common Stocks 62.7%
Issuer	Shares	Value ($)
Communication Services 8.0%
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	703,569	40,370,789
Entertainment 1.2%
Activision Blizzard, Inc.	599,994	43,187,568
Walt Disney Co. (The)	372,815	43,731,200
Total		86,918,768
Interactive Media & Services 4.0%
Alphabet, Inc., Class A(e)	60,599	86,869,878
Alphabet, Inc., Class C(e)	64,153	91,669,505
Facebook, Inc., Class A(e)	423,655	95,360,504
Total		273,899,887
Media 1.6%
Comcast Corp., Class A	2,790,552	110,505,859
Wireless Telecommunication Services 0.6%
T-Mobile U.S.A., Inc.(e)	391,110	39,126,645
Total Communication Services		550,821,948
Consumer Discretionary 6.9%
Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	177,619	33,093,972
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.(e)	93,655	228,740,162
eBay, Inc.	1,153,485	52,529,707
Total		281,269,869
Multiline Retail 0.6%
Dollar Tree, Inc.(e)	449,060	43,949,502
Specialty Retail 1.7%
AutoZone, Inc.(e)	22,530	25,861,286
Lowe’s Companies, Inc.	702,382	91,555,494
Total		117,416,780
Total Consumer Discretionary		475,730,123
Consumer Staples 3.1%
Food Products 1.5%
ConAgra Foods, Inc.	1,405,434	48,895,049
Mondelez International, Inc., Class A	1,018,760	53,097,771
Total		101,992,820
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.3%
Colgate-Palmolive Co.	308,670	22,326,101
Tobacco 1.3%
Philip Morris International, Inc.	1,157,025	84,879,354
Total Consumer Staples		209,198,275
Energy 2.1%
Oil, Gas & Consumable Fuels 2.1%
Canadian Natural Resources Ltd.	2,059,509	37,277,113
Chevron Corp.	799,361	73,301,404
EOG Resources, Inc.	628,979	32,059,059
Total		142,637,576
Total Energy		142,637,576
Financials 7.0%
Banks 2.2%
Citigroup, Inc.	477,746	22,888,811
JPMorgan Chase & Co.	1,177,358	114,568,707
PNC Financial Services Group, Inc. (The)	102,220	11,657,169
Total		149,114,687
Capital Markets 1.8%
BlackRock, Inc.	125,830	66,518,771
Charles Schwab Corp. (The)	571,535	20,523,822
Morgan Stanley	793,460	35,070,932
Total		122,113,525
Consumer Finance 0.2%
American Express Co.	143,670	13,658,707
Diversified Financial Services 2.2%
Berkshire Hathaway, Inc., Class B(e)	795,995	147,720,752
Insurance 0.6%
Aon PLC, Class A	175,456	34,556,059
Principal Financial Group, Inc.	265,371	10,248,628
Total		44,804,687
Total Financials		477,412,358
Health Care 9.2%
Biotechnology 0.4%
Alexion Pharmaceuticals, Inc.(e)	259,055	31,060,694

Columbia Balanced Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	515,071	48,890,539
Becton Dickinson and Co.	142,765	35,252,962
Dentsply Sirona, Inc.	353,810	16,459,241
Medtronic PLC	908,463	89,556,283
Stryker Corp.	178,810	34,998,481
Total		225,157,506
Health Care Providers & Services 2.0%
Anthem, Inc.	131,338	38,627,819
Cigna Corp.	240,214	47,399,027
Quest Diagnostics, Inc.	425,625	50,342,925
Total		136,369,771
Pharmaceuticals 3.5%
Johnson & Johnson	810,855	120,614,681
Merck & Co., Inc.	750,870	60,610,226
Pfizer, Inc.	1,527,162	58,322,317
Total		239,547,224
Total Health Care		632,135,195
Industrials 4.1%
Aerospace & Defense 1.3%
Northrop Grumman Corp.	187,145	62,731,004
Raytheon Technologies Corp.	387,090	24,975,047
Total		87,706,051
Building Products 0.4%
Carrier Global Corp.(e)	1,488,151	30,462,451
Industrial Conglomerates 0.3%
Honeywell International, Inc.	132,418	19,313,165
Machinery 0.5%
Stanley Black & Decker, Inc.	310,440	38,944,698
Road & Rail 1.6%
Lyft, Inc., Class A(e)	494,320	15,452,443
Uber Technologies, Inc.(e)	758,675	27,555,076
Union Pacific Corp.	382,890	65,037,696
Total		108,045,215
Total Industrials		284,471,580
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 18.7%
Communications Equipment 0.6%
Cisco Systems, Inc.	866,260	41,424,553
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	412,915	33,549,344
IT Services 5.1%
Automatic Data Processing, Inc.	255,375	37,409,884
Fidelity National Information Services, Inc.	628,150	87,206,064
Fiserv, Inc.(e)	526,658	56,231,275
International Business Machines Corp.	346,125	43,231,012
MasterCard, Inc., Class A	314,344	94,582,966
PayPal Holdings, Inc.(e)	218,965	33,941,765
Total		352,602,966
Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	1,088,245	68,483,258
Lam Research Corp.	165,545	45,304,700
Marvell Technology Group Ltd.	781,890	25,505,252
NVIDIA Corp.	100,155	35,557,028
NXP Semiconductors NV	113,031	10,862,279
Total		185,712,517
Software 5.8%
Adobe, Inc.(e)	176,180	68,111,188
Autodesk, Inc.(e)	56,600	11,907,508
Intuit, Inc.	77,485	22,495,445
Microsoft Corp.	1,459,919	267,530,157
Palo Alto Networks, Inc.(e)	106,250	24,997,438
Total		395,041,736
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	773,610	245,961,563
Western Digital Corp.	557,035	24,715,643
Total		270,677,206
Total Information Technology		1,279,008,322
Materials 2.1%
Chemicals 1.3%
Air Products & Chemicals, Inc.	147,960	35,754,534
Corteva, Inc.	1,499,768	40,958,664
Sherwin-Williams Co. (The)	22,943	13,624,701
Total		90,337,899

6	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.8%
Newmont Corp.	931,285	54,452,234
Total Materials		144,790,133
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.8%
American Tower Corp.	201,913	52,127,879
Total Real Estate		52,127,879
Utilities 0.7%
Electric Utilities 0.7%
American Electric Power Co., Inc.	387,915	33,069,754
FirstEnergy Corp.	359,345	15,185,919
Total		48,255,673
Total Utilities		48,255,673
Total Common Stocks (Cost $2,858,246,625)		4,296,589,062

Corporate Bonds & Notes 8.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	5,040,000	5,469,567
Bombardier, Inc.(a)
12/01/2024	7.500%	123,000	75,387
04/15/2027	7.875%	159,000	94,242
L3Harris Technologies Inc.
12/15/2026	3.850%	4,155,000	4,629,968
Lockheed Martin Corp.
06/15/2050	2.800%	1,670,000	1,747,181
Moog, Inc.(a)
12/15/2027	4.250%	91,000	87,090
Northrop Grumman Corp.
05/01/2050	5.250%	2,000,000	2,899,040
Northrop Grumman Systems Corp.
02/15/2031	7.750%	4,024,000	6,041,255
TransDigm, Inc.
05/15/2025	6.500%	382,000	373,793
03/15/2027	7.500%	239,000	235,679
TransDigm, Inc.(a)
12/15/2025	8.000%	170,000	183,628
03/15/2026	6.250%	1,150,000	1,174,761
11/15/2027	5.500%	341,000	309,307
Total			23,320,898
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.0%
Clarios Global LP(a)
05/15/2025	6.750%	34,000	35,281
Delphi Technologies PLC(a)
10/01/2025	5.000%	65,000	67,312
Ford Motor Co.
04/21/2023	8.500%	62,000	64,344
04/22/2025	9.000%	62,000	65,115
04/22/2030	9.625%	19,000	21,146
Ford Motor Credit Co. LLC
03/18/2021	3.336%	450,000	442,570
09/08/2024	3.664%	501,000	466,908
01/09/2027	4.271%	350,000	319,529
IAA Spinco, Inc.(a)
06/15/2027	5.500%	181,000	184,728
IHO Verwaltungs GmbH(a),(f)
09/15/2026	4.750%	74,000	71,020
05/15/2029	6.375%	1,000	945
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	354,000	335,524
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	127,000	130,133
05/15/2027	8.500%	198,000	194,040
Total			2,398,595
Banking 1.1%
Ally Financial, Inc.
11/01/2031	8.000%	60,000	75,113
Bank of America Corp.(g)
12/20/2028	3.419%	5,161,000	5,611,890
04/23/2040	4.078%	8,350,000	9,804,249
Capital One Financial Corp.
03/09/2027	3.750%	6,000,000	6,313,375
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	8,000,000	8,953,725
Discover Bank
09/13/2028	4.650%	4,200,000	4,565,230
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	8,000,000	8,805,452
JPMorgan Chase & Co.(g)
Subordinated
05/13/2031	2.956%	10,020,000	10,324,274
Morgan Stanley(g)
01/22/2031	2.699%	5,240,000	5,427,625
PNC Financial Services Group, Inc. (The)
01/22/2030	2.550%	5,250,000	5,600,665

Columbia Balanced Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(g)
04/30/2041	3.068%	10,500,000	10,616,337
Total			76,097,935
Brokerage/Asset Managers/Exchanges 0.0%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	39,000	34,526
AG Issuer LLC(a)
03/01/2028	6.250%	39,000	36,177
NFP Corp.(a)
05/15/2025	7.000%	62,000	64,245
07/15/2025	6.875%	280,000	269,990
Total			404,938
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	428,000	442,891
01/15/2028	4.000%	308,000	309,498
AZEK Co. LLC (The)(a)
05/15/2025	9.500%	76,000	81,318
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	293,000	276,722
11/15/2026	4.500%	295,000	290,320
Core & Main LP(a)
08/15/2025	6.125%	404,000	395,784
James Hardie International Finance DAC(a)
01/15/2025	4.750%	272,000	275,984
01/15/2028	5.000%	91,000	93,502
Total			2,166,019
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	81,000	83,263
02/15/2026	5.750%	303,000	315,510
05/01/2027	5.125%	242,000	253,814
05/01/2027	5.875%	264,000	277,069
06/01/2029	5.375%	150,000	161,723
03/01/2030	4.750%	792,000	827,957
08/15/2030	4.500%	351,000	364,189
Comcast Corp.
08/15/2035	4.400%	5,000,000	6,263,884
CSC Holdings LLC(a)
10/15/2025	6.625%	398,000	415,566
10/15/2025	10.875%	255,000	276,145
02/01/2028	5.375%	318,000	338,264
02/01/2029	6.500%	725,000	800,988
01/15/2030	5.750%	413,000	438,031
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
06/01/2021	6.750%	213,000	217,341
11/15/2024	5.875%	245,000	242,134
07/01/2026	7.750%	418,000	433,734
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	158,000	161,014
02/15/2025	6.625%	194,000	197,881
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	80,000	81,893
04/15/2025	5.375%	378,000	387,739
07/15/2026	5.375%	54,000	56,006
Time Warner Cable LLC
05/01/2037	6.550%	6,000,000	7,648,821
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	64,000	66,378
05/15/2029	5.500%	70,000	73,635
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	103,000	106,467
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	332,000	347,256
Ziggo BV(a)
01/15/2027	5.500%	331,000	347,809
01/15/2030	4.875%	88,000	90,537
Total			21,275,048
Chemicals 0.1%
Alpha 2 BV(a),(f)
06/01/2023	8.750%	79,000	78,761
Angus Chemical Co.(a)
02/15/2023	8.750%	217,000	214,861
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	287,000	283,784
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	276,000	280,348
CF Industries, Inc.
03/15/2034	5.150%	52,000	54,734
03/15/2044	5.375%	26,000	28,182
Chemours Co. (The)
05/15/2025	7.000%	109,000	106,612
Dow Chemical Co. (The)
11/01/2029	7.375%	1,103,000	1,531,310
INEOS Group Holdings SA(a)
08/01/2024	5.625%	311,000	307,871
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	145,000	140,285
LYB International Finance BV
03/15/2044	4.875%	2,000,000	2,281,875

8	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	560,000	576,789
PQ Corp.(a)
11/15/2022	6.750%	400,000	408,053
12/15/2025	5.750%	162,000	165,410
SPCM SA(a)
09/15/2025	4.875%	87,000	89,566
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	539,000	558,975
WR Grace & Co.(a)
10/01/2021	5.125%	270,000	277,507
Total			7,384,923
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	160,000	156,622
Herc Holdings, Inc.(a)
07/15/2027	5.500%	106,000	103,253
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	140,000	144,188
United Rentals North America, Inc.
09/15/2026	5.875%	327,000	343,966
12/15/2026	6.500%	130,000	139,015
07/15/2030	4.000%	50,000	48,702
Total			935,746
Consumer Cyclical Services 0.0%
ADT Corp. (The)
06/15/2023	4.125%	189,000	189,785
APX Group, Inc.
12/01/2022	7.875%	347,000	362,615
09/01/2023	7.625%	97,000	87,808
11/01/2024	8.500%	204,000	199,752
ASGN, Inc.(a)
05/15/2028	4.625%	186,000	177,527
Expedia Group, Inc.(a)
05/01/2025	6.250%	28,000	29,911
05/01/2025	7.000%	102,000	109,077
frontdoor, Inc.(a)
08/15/2026	6.750%	292,000	312,719
Match Group, Inc.(a)
06/01/2028	4.625%	134,000	137,599
02/15/2029	5.625%	20,000	21,286
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2024	5.250%	106,000	110,473
Staples, Inc.(a)
04/15/2026	7.500%	116,000	101,524
04/15/2027	10.750%	37,000	25,223
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
11/01/2023	7.500%	117,000	118,578
05/15/2025	7.500%	209,000	209,359
Total			2,193,236
Consumer Products 0.0%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	111,000	117,452
01/15/2027	7.750%	422,000	461,147
Mattel, Inc.(a)
12/31/2025	6.750%	178,000	186,427
12/15/2027	5.875%	271,000	277,138
Mattel, Inc.
11/01/2041	5.450%	35,000	28,040
Newell Brands, Inc.
06/01/2025	4.875%	73,000	75,546
Prestige Brands, Inc.(a)
03/01/2024	6.375%	212,000	218,560
01/15/2028	5.125%	70,000	71,391
Spectrum Brands, Inc.
12/15/2024	6.125%	166,000	170,208
Valvoline, Inc.(a)
08/15/2025	4.375%	229,000	232,740
02/15/2030	4.250%	83,000	82,764
Total			1,921,413
Diversified Manufacturing 0.2%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	44,000	45,429
Carrier Global Corp.(a)
04/05/2040	3.377%	5,500,000	4,901,880
CFX Escrow Corp.(a)
02/15/2024	6.000%	125,000	130,918
Gates Global LLC/Co.(a)
01/15/2026	6.250%	418,000	403,895
Honeywell International, Inc.
06/01/2050	2.800%	4,910,000	5,148,753
MTS Systems Corp.(a)
08/15/2027	5.750%	232,000	210,566
Resideo Funding, Inc.(a)
11/01/2026	6.125%	191,000	174,055
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	71,000	73,431
Welbilt, Inc.
02/15/2024	9.500%	103,000	90,892
WESCO Distribution, Inc.
06/15/2024	5.375%	99,000	96,530

Columbia Balanced Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a),(d)
06/15/2025	7.125%	220,000	220,000
06/15/2028	7.250%	169,000	167,722
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	88,000	87,662
Total			11,751,733
Electric 1.1%
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	2,099,000	2,624,483
Calpine Corp.(a)
06/01/2026	5.250%	490,000	508,123
02/15/2028	4.500%	178,000	179,453
03/15/2028	5.125%	149,000	151,218
Clearway Energy Operating LLC
10/15/2025	5.750%	331,000	352,806
09/15/2026	5.000%	207,000	211,655
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	104,000	107,803
CMS Energy Corp.
03/01/2044	4.875%	1,612,000	2,029,285
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	2,500,000	3,065,822
Dominion Energy, Inc.
10/01/2025	3.900%	5,000,000	5,559,096
DTE Energy Co.
04/15/2033	6.375%	4,000,000	5,308,472
Emera U.S. Finance LP
06/15/2046	4.750%	5,085,000	5,739,922
Indiana Michigan Power Co.
03/15/2037	6.050%	4,925,000	6,641,676
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	100,000	103,264
09/15/2027	4.500%	346,000	366,613
NRG Energy, Inc.
01/15/2027	6.625%	209,000	223,180
01/15/2028	5.750%	127,000	138,148
NRG Energy, Inc.(a)
06/15/2029	5.250%	212,000	231,337
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	128,000	129,702
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	7,330,000	8,072,650
PPL Capital Funding, Inc.
04/15/2030	4.125%	6,880,000	7,761,324
Progress Energy, Inc.
03/01/2031	7.750%	5,315,000	7,631,137
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. (The)
07/01/2046	4.400%	7,000,000	8,283,935
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	172,000	175,902
01/15/2030	4.750%	56,000	58,073
Vistra Energy Corp.(a)
01/30/2026	8.125%	20,000	20,884
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	161,000	169,369
02/15/2027	5.625%	204,000	216,511
07/31/2027	5.000%	289,000	302,922
WEC Energy Group, Inc.
06/15/2025	3.550%	2,000,000	2,215,955
Xcel Energy, Inc.
06/01/2030	3.400%	5,000,000	5,604,272
Total			74,184,992
Environmental 0.0%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	53,000	54,862
GFL Environmental, Inc.(a)
06/01/2025	4.250%	87,000	88,026
12/15/2026	5.125%	116,000	121,156
05/01/2027	8.500%	469,000	518,123
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	137,000	135,266
Total			917,433
Finance Companies 0.2%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	134,000	119,911
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	12,500,000	12,458,601
Global Aircraft Leasing Co., Ltd.(a),(f)
09/15/2024	6.500%	261,000	142,745
Navient Corp.
06/15/2022	6.500%	246,000	241,707
01/25/2023	5.500%	370,000	352,484
06/15/2026	6.750%	134,000	123,424
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	324,000	278,746
Quicken Loans, Inc.(a)
05/01/2025	5.750%	457,000	466,116
01/15/2028	5.250%	59,000	59,299
Springleaf Finance Corp.
03/15/2024	6.125%	462,000	449,009
06/01/2025	8.875%	78,000	81,085
11/15/2029	5.375%	104,000	92,944
Total			14,866,071

10	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.6%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	11,000,000	12,861,985
Aramark Services, Inc.(a)
05/01/2025	6.375%	60,000	62,721
Bacardi Ltd.(a)
05/15/2038	5.150%	6,860,000	7,839,692
Conagra Brands, Inc.
11/01/2048	5.400%	4,270,000	5,667,265
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	322,000	303,497
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	6,350,000	5,966,799
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	84,000	87,987
PepsiCo, Inc.
03/19/2060	3.875%	4,300,000	5,370,780
Performance Food Group, Inc.(a)
05/01/2025	6.875%	86,000	90,190
10/15/2027	5.500%	312,000	306,153
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	104,000	106,340
09/30/2027	5.875%	325,000	338,511
Post Holdings, Inc.(a)
08/15/2026	5.000%	482,000	493,230
03/01/2027	5.750%	640,000	673,215
04/15/2030	4.625%	258,000	255,562
TreeHouse Foods, Inc.
03/15/2022	4.875%	173,000	172,985
Total			40,596,912
Gaming 0.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	69,000	73,652
12/01/2027	4.750%	218,000	200,674
Boyd Gaming Corp.
04/01/2026	6.375%	85,000	84,479
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	140,000	124,545
Eldorado Resorts, Inc.
04/01/2025	6.000%	249,000	254,802
09/15/2026	6.000%	110,000	116,763
International Game Technology PLC(a)
02/15/2022	6.250%	409,000	417,301
02/15/2025	6.500%	178,000	183,845
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	157,000	164,016
02/01/2027	5.750%	171,000	179,374
01/15/2028	4.500%	192,000	187,358
MGM Resorts International
03/15/2023	6.000%	97,000	97,438
Scientific Games International, Inc.(a)
10/15/2025	5.000%	403,000	376,726
03/15/2026	8.250%	277,000	254,262
05/15/2028	7.000%	67,000	59,032
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	99,000	105,067
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	117,000	115,788
02/15/2027	3.750%	126,000	121,001
12/01/2029	4.625%	49,000	48,825
08/15/2030	4.125%	242,000	231,841
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	100,000	97,029
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	85,000	88,249
Total			3,582,067
Health Care 0.5%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	281,000	281,234
03/01/2024	6.500%	171,000	173,102
Avantor, Inc.(a)
10/01/2025	9.000%	479,000	517,342
Becton Dickinson and Co.
12/15/2044	4.685%	5,000,000	6,062,115
Cardinal Health, Inc.
03/15/2043	4.600%	5,000,000	5,243,887
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	576,000	576,788
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	117,000	122,473
05/01/2028	4.250%	51,000	51,392
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	163,000	158,071
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	203,000	195,424
Cigna Corp.(a)
07/15/2046	4.800%	5,090,000	6,424,458
CVS Health Corp.
03/25/2048	5.050%	7,000,000	8,983,849
Encompass Health Corp.
02/01/2028	4.500%	160,000	163,200
02/01/2030	4.750%	96,000	97,699

Columbia Balanced Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
09/01/2028	5.625%	388,000	444,544
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	213,000	219,499
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	88,000	83,340
Ortho-Clinical Diagnostics, Inc./SA(a),(d)
06/01/2025	7.375%	48,000	49,191
Ortho-Clinical Diagnostics, Inc./SA(a)
02/01/2028	7.250%	35,000	34,967
Select Medical Corp.(a)
08/15/2026	6.250%	314,000	328,946
Teleflex, Inc.(a)
06/01/2028	4.250%	66,000	67,934
Tenet Healthcare Corp.
04/01/2022	8.125%	164,000	172,254
06/15/2023	6.750%	101,000	105,769
07/15/2024	4.625%	317,000	320,924
05/01/2025	5.125%	272,000	276,328
08/01/2025	7.000%	61,000	61,537
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	134,000	145,663
01/01/2026	4.875%	245,000	251,631
02/01/2027	6.250%	207,000	214,270
11/01/2027	5.125%	233,000	242,196
Total			32,070,027
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	4,150,000	4,819,852
Centene Corp.(a)
04/01/2025	5.250%	248,000	256,843
06/01/2026	5.375%	215,000	227,319
Centene Corp.
12/15/2027	4.250%	277,000	289,567
12/15/2029	4.625%	358,000	385,452
02/15/2030	3.375%	468,000	473,850
UnitedHealth Group, Inc.
05/15/2060	3.125%	5,435,000	5,711,141
Total			12,164,024
Home Construction 0.0%
Lennar Corp.
11/15/2024	5.875%	198,000	214,335
06/01/2026	5.250%	117,000	125,910
Meritage Homes Corp.
04/01/2022	7.000%	224,000	234,833
06/01/2025	6.000%	136,000	145,938
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PulteGroup, Inc.
02/15/2035	6.000%	90,000	101,430
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	167,000	154,997
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	193,000	189,989
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	227,000	227,256
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	70,000	70,547
Total			1,465,235
Independent Energy 0.2%
Callon Petroleum Co.
07/01/2026	6.375%	395,000	111,240
Canadian Natural Resources Ltd.
02/01/2025	3.900%	4,243,000	4,457,411
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	18,000	5,901
Centennial Resource Production LLC(a)
01/15/2026	5.375%	181,000	86,542
04/01/2027	6.875%	229,000	110,465
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	333,000	319,022
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	354,000	346,122
EQT Corp.
10/01/2027	3.900%	105,000	92,113
02/01/2030	7.000%	97,000	102,881
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	129,000	114,303
11/01/2028	6.250%	111,000	95,705
Jagged Peak Energy LLC
05/01/2026	5.875%	174,000	172,161
Matador Resources Co.
09/15/2026	5.875%	280,000	209,252
Noble Energy, Inc.
03/01/2041	6.000%	4,000,000	3,742,362
Occidental Petroleum Corp.
09/15/2036	6.450%	3,500,000	2,509,639
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	611,000	598,780
02/15/2028	4.125%	104,000	97,208
QEP Resources, Inc.
03/01/2026	5.625%	123,000	65,520
SM Energy Co.
09/15/2026	6.750%	236,000	120,517
01/15/2027	6.625%	141,000	71,559

12	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2030	4.500%	1,091,000	1,000,559
Total			14,429,262
Integrated Energy 0.1%
Cenovus Energy, Inc.
04/15/2027	4.250%	4,665,000	4,235,817
Leisure 0.0%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	301,000	319,242
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	156,000	148,998
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	172,000	175,596
Cinemark USA, Inc.
06/01/2023	4.875%	212,000	184,204
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	110,000	105,177
03/15/2026	5.625%	86,000	79,980
05/15/2027	6.500%	198,000	209,970
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	142,000	133,737
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	134,000	141,504
Vail Resorts, Inc.(a)
05/15/2025	6.250%	34,000	35,815
Viking Cruises Ltd.(a)
09/15/2027	5.875%	195,000	117,216
VOC Escrow Ltd.(a)
02/15/2028	5.000%	30,000	24,581
Total			1,676,020
Life Insurance 0.4%
American International Group, Inc.
06/30/2050	4.375%	5,835,000	6,517,513
MetLife Global Funding I(a)
12/18/2026	3.450%	3,500,000	3,917,112
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	6,000,000	6,370,219
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,800,000	3,481,465
05/15/2047	4.270%	1,842,000	2,163,058
Voya Financial, Inc.
06/15/2046	4.800%	2,690,000	3,065,435
Total			25,514,802
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	77,000	78,773
05/01/2028	5.750%	85,000	87,761
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	402,000	405,169
Total			571,703
Media and Entertainment 0.3%
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	395,000	362,766
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	311,000	311,000
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	153,000	121,456
08/15/2027	6.625%	82,000	49,440
Discovery Communications LLC
06/01/2040	6.350%	4,500,000	5,561,828
Gray Television, Inc.(a)
05/15/2027	7.000%	126,000	133,811
iHeartCommunications, Inc.
05/01/2026	6.375%	50,481	53,010
05/01/2027	8.375%	378,365	354,063
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	53,000	51,955
01/15/2028	4.750%	254,000	244,119
Lamar Media Corp.(a)
02/15/2028	3.750%	105,000	101,868
01/15/2029	4.875%	95,000	97,545
02/15/2030	4.000%	21,000	20,283
Netflix, Inc.
04/15/2028	4.875%	331,000	353,218
11/15/2028	5.875%	250,000	284,652
05/15/2029	6.375%	321,000	378,998
Netflix, Inc.(a)
06/15/2030	4.875%	224,000	242,052
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	68,000	68,679
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	64,000	62,277
03/15/2030	4.625%	239,000	220,316
RELX Capital, Inc.
05/22/2030	3.000%	5,704,000	5,991,586
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	88,000	81,831
TEGNA, Inc.(a)
09/15/2029	5.000%	112,000	106,401

Columbia Balanced Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Twitter, Inc.(a)
12/15/2027	3.875%	104,000	104,000
Walt Disney Co. (The)
05/13/2060	3.800%	5,845,000	6,674,920
Total			22,032,074
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	200,000	205,405
09/30/2026	7.000%	64,000	65,616
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	372,000	338,443
Constellium NV(a)
03/01/2025	6.625%	236,000	240,894
02/15/2026	5.875%	688,000	694,606
Freeport-McMoRan, Inc.
03/01/2022	3.550%	106,000	107,663
11/14/2024	4.550%	114,000	115,867
09/01/2029	5.250%	265,000	272,457
03/15/2043	5.450%	503,000	498,318
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	245,000	231,071
01/15/2025	7.625%	371,000	337,758
Novelis Corp.(a)
09/30/2026	5.875%	401,000	411,062
01/30/2030	4.750%	529,000	503,861
Total			4,023,021
Midstream 0.7%
Cheniere Energy Partners LP
10/01/2026	5.625%	134,000	136,567
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	221,000	215,865
DCP Midstream Operating LP
05/15/2029	5.125%	232,000	212,281
04/01/2044	5.600%	90,000	62,818
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	239,000	231,733
Energy Transfer Partners LP
02/01/2042	6.500%	4,315,000	4,757,652
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	16,000	14,582
02/01/2028	7.750%	230,000	214,845
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	475,000	467,734
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	7,750,000	9,163,108
MPLX LP
02/15/2049	5.500%	5,100,000	5,778,088
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
06/01/2026	6.000%	67,000	64,187
04/28/2027	5.625%	165,000	156,181
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	7,000,000	7,148,097
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	202,000	174,227
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	2,951,000	3,317,420
Sunoco LP/Finance Corp.
01/15/2023	4.875%	97,000	98,567
02/15/2026	5.500%	158,000	160,370
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2023	4.750%	102,000	99,643
09/15/2024	5.500%	65,000	62,090
01/15/2028	5.500%	151,000	135,582
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	419,000	416,360
01/15/2028	5.000%	177,000	174,248
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	469,000	470,162
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	211,000	199,923
Western Gas Partners LP
08/15/2048	5.500%	4,500,000	3,560,856
Williams Companies, Inc. (The)
09/15/2045	5.100%	7,000,000	7,753,280
Total			45,246,466
Natural Gas 0.2%
NiSource, Inc.
02/15/2044	4.800%	5,437,000	6,515,367
Sempra Energy
11/15/2025	3.750%	5,000,000	5,450,287
Total			11,965,654
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	148,000	136,549
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	74,000	70,575
Nabors Industries Ltd.(a)
01/15/2026	7.250%	259,000	147,586
01/15/2028	7.500%	62,000	34,100
SESI LLC
09/15/2024	7.750%	55,000	17,552
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	2,296	2,073

14	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	83,000	74,680
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	247,000	229,710
Transocean, Inc.(a)
02/01/2027	8.000%	58,000	31,724
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	82,000	78,847
09/01/2027	6.875%	45,000	42,851
Total			866,247
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	96,000	81,600
Packaging 0.0%
ARD Finance SA(a),(f)
06/30/2027	6.500%	70,000	69,079
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	424,000	437,058
08/15/2027	5.250%	450,000	443,011
Berry Global, Inc.
05/15/2022	5.500%	28,000	28,008
07/15/2023	5.125%	428,000	434,978
Berry Global, Inc.(a)
02/15/2026	4.500%	62,000	62,494
BWAY Holding Co.(a)
04/15/2024	5.500%	239,000	238,813
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	207,000	206,965
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	236,000	238,476
07/15/2024	7.000%	214,000	216,066
Silgan Holdings Inc.
03/15/2025	4.750%	102,000	104,245
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	201,000	211,299
08/15/2027	8.500%	283,000	298,445
Total			2,988,937
Pharmaceuticals 0.3%
AbbVie, Inc.(a)
03/15/2035	4.550%	3,500,000	4,087,836
AbbVie, Inc.
11/06/2042	4.400%	6,885,000	7,939,155
Amgen, Inc.
03/15/2040	5.750%	2,944,000	3,996,461
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%	4,000	3,978
03/15/2024	7.000%	210,000	217,853
11/01/2025	5.500%	279,000	288,229
04/01/2026	9.250%	390,000	433,782
01/31/2027	8.500%	421,000	460,744
01/30/2028	5.000%	98,000	95,082
02/15/2029	6.250%	237,000	243,572
01/30/2030	5.250%	140,000	138,408
Bristol-Myers Squibb Co.(a)
02/20/2048	4.550%	2,540,000	3,384,962
Endo Dac/Finance LLC/Finco, Inc.(a),(g)
02/01/2025	6.000%	208,000	154,041
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	382,000	394,201
Jaguar Holding Co. II/PPD Development LP(a),(d)
06/15/2025	4.625%	91,000	94,226
06/15/2028	5.000%	84,000	87,345
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	261,000	266,838
Valeant Pharmaceuticals International, Inc.(a)
03/15/2022	6.500%	135,000	137,275
Total			22,423,988
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	351,000	359,307
CNA Financial Corp.
03/01/2026	4.500%	4,000,000	4,381,218
HUB International Ltd.(a)
05/01/2026	7.000%	342,000	351,039
Loews Corp.
05/15/2030	3.200%	5,375,000	5,688,380
USI, Inc.(a)
05/01/2025	6.875%	71,000	72,698
Total			10,852,642
Railroads 0.2%
CSX Corp.
03/15/2044	4.100%	4,730,000	5,573,748
Union Pacific Corp.
09/15/2037	3.600%	4,500,000	4,916,664
Total			10,490,412
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	85,000	86,082
04/15/2025	5.750%	56,000	59,508
10/15/2025	5.000%	494,000	500,135

Columbia Balanced Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(a)
06/15/2025	7.000%	159,000	164,801
02/15/2026	6.750%	545,000	510,662
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	101,000	104,990
Yum! Brands, Inc.(a)
04/01/2025	7.750%	219,000	242,368
Total			1,668,546
Retail REIT 0.1%
Simon Property Group LP
02/01/2040	6.750%	3,400,000	4,347,619
Retailers 0.1%
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%	11,000	10,491
03/01/2030	4.750%	11,000	10,560
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	29,000	30,097
L Brands, Inc.
06/15/2029	7.500%	143,000	126,310
11/01/2035	6.875%	133,000	110,030
Lowe’s Companies, Inc.
04/05/2049	4.550%	3,625,000	4,517,365
Penske Automotive Group, Inc.
10/01/2022	5.750%	138,000	138,428
12/01/2024	5.375%	142,000	138,330
PetSmart, Inc.(a)
03/15/2023	7.125%	452,000	438,267
06/01/2025	5.875%	250,000	251,708
Target Corp.
09/15/2030	2.650%	4,190,000	4,562,614
Total			10,334,200
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	36,000	37,118
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	117,000	130,597
02/15/2028	5.875%	425,000	454,698
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	94,000	95,583
02/15/2030	4.875%	171,000	177,212
Kroger Co. (The)
01/15/2048	4.650%	4,145,000	5,123,009
Total			6,018,217
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.6%
Ascend Learning LLC(a)
08/01/2025	6.875%	296,000	295,297
08/01/2025	6.875%	141,000	140,343
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	38,000	38,121
Boxer Parent Co., Inc.(a),(d)
10/02/2025	7.125%	63,000	66,548
03/01/2026	9.125%	38,000	39,371
Broadcom, Inc.(a)
11/15/2032	4.300%	8,450,000	8,911,460
Camelot Finance SA(a)
11/01/2026	4.500%	136,000	136,659
CDK Global, Inc.
06/01/2027	4.875%	80,000	82,961
CommScope Technologies LLC(a)
06/15/2025	6.000%	239,000	232,133
03/15/2027	5.000%	30,000	27,680
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	69,000	69,973
Gartner, Inc.(a)
04/01/2025	5.125%	366,000	373,565
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	323,000	344,614
Intel Corp.
03/25/2060	4.950%	3,330,000	4,813,347
International Business Machines Corp.
05/15/2040	2.850%	4,500,000	4,565,012
Iron Mountain, Inc.
08/15/2024	5.750%	222,000	222,781
Iron Mountain, Inc.(a)
09/15/2029	4.875%	55,000	55,309
Microchip Technology, Inc.(a)
09/01/2025	4.250%	180,000	181,066
MSCI, Inc.(a)
02/15/2031	3.875%	131,000	134,428
NCR Corp.
12/15/2023	6.375%	168,000	171,069
NCR Corp.(a)
04/15/2025	8.125%	113,000	121,489
09/01/2027	5.750%	154,000	153,758
09/01/2029	6.125%	171,000	170,370
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	4,220,000	4,371,617
Oracle Corp.
04/15/2038	6.500%	2,500,000	3,783,240

16	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plantronics, Inc.(a)
05/31/2023	5.500%	294,000	226,308
PTC, Inc.(a)
02/15/2025	3.625%	29,000	29,054
02/15/2028	4.000%	41,000	41,000
QUALCOMM, Inc.
05/20/2050	3.250%	5,845,000	6,343,715
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	453,000	458,837
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	19,000	20,307
11/15/2026	8.250%	567,000	622,785
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	82,000	87,981
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	102,000	103,715
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	87,000	90,752
06/01/2025	6.750%	45,000	44,999
Verscend Escrow Corp.(a)
08/15/2026	9.750%	332,000	356,935
Total			37,928,599
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	126,000	100,024
07/15/2027	5.750%	29,000	22,225
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	3,285,000	4,203,441
Hertz Corp. (The)(a),(h)
06/01/2022	0.000%	250,000	107,956
10/15/2024	0.000%	90,000	15,150
01/15/2028	0.000%	369,000	62,647
XPO Logistics, Inc.(a)
06/15/2022	6.500%	135,000	135,180
Total			4,646,623
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	561,000	545,917
Altice France SA(a)
05/01/2026	7.375%	609,000	639,773
01/15/2028	5.500%	484,000	497,497
American Tower Corp.
07/15/2027	3.550%	4,250,000	4,650,486
SBA Communications Corp.
09/01/2024	4.875%	136,000	139,771
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.(a)
02/15/2027	3.875%	219,000	222,760
Sprint Capital Corp.
03/15/2032	8.750%	139,000	200,293
Sprint Corp.
03/01/2026	7.625%	770,000	920,087
T-Mobile U.S.A., Inc.
01/15/2024	6.500%	181,000	185,357
01/15/2026	6.500%	177,000	186,966
02/01/2026	4.500%	265,000	272,253
02/01/2028	4.750%	206,000	218,812
Total			8,679,972
Wirelines 0.4%
AT&T, Inc.
08/15/2040	6.000%	10,430,000	13,492,034
CenturyLink, Inc.
03/15/2022	5.800%	349,000	363,114
12/01/2023	6.750%	227,000	245,326
04/01/2024	7.500%	134,000	147,713
04/01/2025	5.625%	214,000	223,108
CenturyLink, Inc.(a)
12/15/2026	5.125%	295,000	297,976
02/15/2027	4.000%	62,000	61,821
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	168,000	165,319
03/01/2028	6.125%	458,000	453,769
Level 3 Financing, Inc.
05/01/2023	5.125%	217,000	217,035
01/15/2024	5.375%	209,000	211,765
Telecom Italia Capital SA
09/30/2034	6.000%	61,000	65,559
Verizon Communications, Inc.
08/10/2033	4.500%	8,600,000	10,645,566
Total			26,590,105
Total Corporate Bonds & Notes (Cost $568,311,305)			607,309,771

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
International Mid Large Cap 0.9%
iShares Core MSCI EAFE ETF	1,079,495	60,484,105
Total Exchange-Traded Equity Funds (Cost $72,408,419)		60,484,105

Columbia Balanced Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Foreign Government Obligations(i) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	92,000	81,235
06/01/2027	5.250%	161,000	136,592
Total			217,827
Total Foreign Government Obligations (Cost $241,561)			217,827

Residential Mortgage-Backed Securities - Agency 10.2%

Federal Home Loan Mortgage Corp.
07/01/2021- 01/01/2039	5.500%	264,127	303,071
10/01/2026- 06/01/2046	3.500%	9,777,671	10,519,725
10/01/2031- 10/01/2039	6.000%	511,736	587,725
06/01/2032- 07/01/2032	7.000%	199,425	237,101
03/01/2038	6.500%	2,024	2,254
10/01/2038- 05/01/2041	5.000%	718,288	812,132
05/01/2039- 06/01/2041	4.500%	2,940,587	3,266,613
12/01/2042- 05/01/2045	3.000%	13,967,319	14,849,730
12/01/2042- 10/01/2045	4.000%	14,929,033	16,238,240
CMO Series 1614 Class MZ
11/15/2023	6.500%	4,187	4,466
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.709% Cap 11.047% 08/01/2036	4.208%	8,584	9,017
12-month USD LIBOR + 1.765% Cap 11.060% 12/01/2036	3.730%	1,738	1,749
Federal National Mortgage Association
12/01/2020	5.000%	1,949	2,052
12/01/2025- 03/01/2046	3.500%	20,909,194	22,333,897
07/01/2027- 09/01/2049	3.000%	12,454,844	13,124,196
01/01/2029- 10/01/2045	4.000%	11,555,369	12,600,144
06/01/2031	7.000%	110,729	131,116
07/01/2032- 03/01/2037	6.500%	258,229	293,452
06/01/2037- 02/01/2038	5.500%	113,935	131,652
05/01/2040- 06/01/2044	4.500%	3,513,895	3,905,440
Series 2006-M2 Class A2A
10/25/2032	5.271%	441,169	500,706
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(j)
02/01/2033	2.500%	8,299,160	8,700,576
09/01/2040	4.000%	1,057,699	1,164,203
10/01/2045- 03/01/2049	3.500%	5,194,673	5,503,659
Uniform Mortgage-Backed Security TBA(d)
06/17/2035- 06/11/2050	2.500%	127,050,000	132,258,263
06/17/2035- 06/11/2050	3.000%	135,175,000	142,230,320
06/17/2035- 06/11/2050	4.000%	194,575,000	206,957,351
06/11/2050	3.500%	95,150,000	100,375,816
Total Residential Mortgage-Backed Securities - Agency (Cost $693,201,682)			697,044,666

Residential Mortgage-Backed Securities - Non-Agency 8.4%

Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	4,257,064	4,251,775
CMO Series 2019-2 Class A3
03/25/2049	3.833%	4,754,236	4,731,521
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	289,240	288,637
Arroyo Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	6,770,327	6,840,201
CMO Series 2019-1 Class A1
01/25/2049	3.805%	10,030,873	10,141,979
Bayview Opportunity Master Fund IIIb Trust(a),(c)
Series 2019-LT2 Class A1
10/28/2034	3.376%	1,836,244	1,756,869
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,867,733	1,912,655
Bayview Opportunity Master Fund IVa Trust(a),(c)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	323,355	324,255
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.468%	380,149	378,412
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.268%	2,921,550	2,881,712
BRAVO Residential Funding Trust(a),(c)
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	3,918,394	3,818,094

18	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	2,162,500	1,990,985
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	13,538,248	13,365,805
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	4,566,155	4,450,965
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	5,728,000	4,854,344
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.249%	17,289,464	16,504,664
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	4,441,846	4,419,047
COLT 2019-1 Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	4,176,635	4,109,972
COLT Mortgage Loan Trust(a),(c)
CMO Series 2018-2 Class A1
07/27/2048	3.470%	1,300,286	1,306,249
CMO Series 2018-4 Class A1
12/28/2048	4.006%	5,501,248	5,563,697
COLT Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
10/26/2048	3.692%	2,947,427	2,963,561
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	18,910,902	19,803,483
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	13,131,491	13,244,439
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	857,169	858,920
CMO Series 2017-2A Class A1
06/25/2047	2.453%	1,906,002	1,893,567
CMO Series 2018-3A Class A3
08/25/2058	3.963%	2,390,451	2,355,364
CMO Series 2018-4A Class A1
10/25/2058	4.080%	10,352,977	10,472,110
CMO Series 2019-1A Class A3
01/25/2059	3.948%	2,177,572	2,145,649
Eagle RE Ltd.(a),(b)
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	1.068%	7,600,000	7,256,119
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	3,077,667	2,985,430
Equifirst Mortgage Loan Trust(c)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	34,546	34,944
GCAT LLC(a),(c)
CMO Series 2019-2 Class A1
06/25/2024	3.475%	3,962,400	3,866,710
CMO Series 2019-3 Class A1
10/25/2049	3.352%	2,802,968	2,705,938
CMO Series 2020-1 Class A1
01/26/2060	2.981%	7,799,145	7,443,083
GCAT Trust(a),(c)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	7,867,028	7,765,336
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	4,312,505	4,209,851
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	11,474,329	11,520,275
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.068%	7,600,000	7,361,719
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	16,979,453	16,971,286
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	5,842,668	5,984,245
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2019-1 Class A3
01/25/2059	3.606%	6,056,541	5,886,020
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2019-GS5 Class A1
05/25/2059	3.200%	6,799,380	6,598,127
MetLife Securitization Trust(a)
CMO Series 2018-1A Class A
03/25/2057	3.750%	5,362,080	5,615,182
MFA Trust(a),(c)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	2,960,728	2,983,584
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	12,053,437	12,424,347
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	1,735,605	1,815,593

Columbia Balanced Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-NQM1 Class A1
11/25/2048	3.986%	8,358,303	8,473,685
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	3,397,554	3,374,699
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	5,253,240	5,165,308
OSAT Trust(a),(c)
CMO Series 2020-RPL1 Class A1
12/01/2059	3.072%	16,478,193	15,527,017
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	7,230,488	7,122,158
PRPM LLC(a),(c)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	8,926,691	8,601,223
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.118%	4,275,000	4,092,740
RCO Trust(a),(c)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	16,560,484	16,749,954
RCO V Mortgage LLC(a),(c)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	6,862,837	6,531,951
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	6,311,303	6,104,714
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	4,752,864	4,697,961
CMO Series 2020-1 Class A3
02/25/2024	2.684%	5,200,381	4,975,185
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	3,256,044	3,211,000
CMO Series 2019-1 Class A3
06/25/2049	3.299%	2,989,267	2,885,160
CMO Series 2019-IMC1 Class A3
04/25/2049	3.754%	1,984,039	1,947,944
CMO Series 2019-INV1 Class A1
08/25/2049	2.610%	7,602,252	7,605,965
CMO Series 2019-INV1 Class A3
08/25/2049	2.916%	3,470,593	3,348,554
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	8,625,000	7,936,536
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	24,000,000	21,946,330
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	1,268,966	1,289,186
CMO Series 2015-6 Class A1
04/25/2055	3.500%	1,818,585	1,857,942
CMO Series 2016-1 Class A1
02/25/2055	3.500%	1,742,899	1,775,132
CMO Series 2016-2 Class A1
08/25/2055	3.000%	2,900,625	2,961,860
CMO Series 2016-3 Class A1
04/25/2056	2.250%	1,390,325	1,399,954
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	3,012,995	3,097,897
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	12,790,518	13,356,767
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.168%	8,566,101	8,458,094
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	1.168%	9,545,413	9,407,319
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	2,100,000	1,781,532
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(c)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	19,883,194	19,077,099
Vericrest Opportunity Loan Trust(a),(c)
CMO Series 2019-NPL4 Class A1A
08/25/2049	3.352%	8,330,628	8,081,018
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	12,097,685	11,704,908
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	8,452,163	7,967,448
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	9,383,398	8,892,697
CMO Series 2020-NPL2 Class A1A
02/25/2050	2.981%	15,704,449	15,061,067
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	5,847,259	5,522,379

20	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(c)
CMO Series 2017-1A Class A1
01/25/2047	2.881%	706,688	702,007
CMO Series 2018-2 Class A3
06/01/2058	3.830%	6,240,558	6,176,059
CMO Series 2019-1 Class A3
02/25/2059	4.040%	5,824,218	5,868,220
CMO Series 2019-3 Class A3
07/25/2059	3.040%	7,976,657	8,056,928
CMO Series 2019-4 Class A3
11/25/2059	3.000%	8,998,996	8,899,689
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	4,174,050	4,141,693
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	5,268,168
CMO Series 2020-2 Class A1
05/25/2060	2.226%	7,350,000	7,343,154
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	6,088,600	5,818,690
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $587,139,927)			575,321,711

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.0%
Ellie Mae, Inc.(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	5.200%	197,010	188,145
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(k)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	7.934%	32,969	31,320
BellRing Brands LLC(b),(k)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	124,425	123,803
Froneri International Ltd.(b),(k)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.924%	22,000	20,625
Total			175,748
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.0%
Big River Steel LLC(b),(k),(l)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.450%	168,067	152,940
Restaurants 0.0%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(k)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.751%	102,949	96,717
Technology 0.0%
Informatica LLC(k)
2nd Lien Term Loan
02/25/2025	7.125%	55,000	54,175
Project Alpha Intermediate Holding, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	118,594	113,554
Total			167,729
Total Senior Loans (Cost $815,271)			781,279

U.S. Treasury Obligations 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2045	2.500%	34,425,000	42,477,223
Total U.S. Treasury Obligations (Cost $34,737,656)			42,477,223

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(m),(n)	329,115,856	329,148,768
Total Money Market Funds (Cost $329,081,603)		329,148,768
Total Investments in Securities (Cost: $5,987,235,191)		7,421,507,297
Other Assets & Liabilities, Net		(575,786,366)
Net Assets		6,845,720,931

At May 31, 2020, securities and/or cash totaling $10,566,809 were pledged as collateral.
Columbia Balanced Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,600	09/2020	USD	222,500,000	421,966	—
U.S. Treasury 2-Year Note	50	09/2020	USD	11,042,188	3,039	—
U.S. Treasury 5-Year Note	735	09/2020	USD	92,334,375	145,184	—
U.S. Ultra Treasury Bond	350	09/2020	USD	76,310,938	—	(334,381)
Total					570,189	(334,381)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2020, the total value of these securities amounted to $1,434,494,639, which represents 20.95% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2020.
(d)	Represents a security purchased on a when-issued basis.
(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2020.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2020, the total value of these securities amounted to $185,753, which represents less than 0.01% of total net assets.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The stated interest rate represents the weighted average interest rate at May 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	Valuation based on significant unobservable inputs.
(m)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	391,828,565	2,213,261,616	(2,276,024,100.00)	82,687	329,148,768	90,694	4,436,558	329,115,856
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
22	Columbia Balanced Fund | Quarterly Report 2020